ILFC Transaction (Schedule of Recognized Identified Assets Acquired and Liabilities Assumed) (Details) (USD $)	Dec. 31, 2014	May 14, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Restricted cash		$ 800,000,000
Maintenance Rights Intangible And Lease Premium, Net	3,906,026,000		9,354,000
ILFC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents and restricted cash		2,958,809,000
Flight equipment held for operating leases, net		24,038,423,000
Prepayments on flight equipment		3,176,322,000
Maintenance rights intangible and lease premium		4,082,029,000
Other intangibles		489,805,000
Accrued maintenance liability		(2,575,118,000)
Debt		(24,339,842,000)
Other assets and liabilities		(853,834,000)
Non-controlling interest		(77,047,000)
Estimate of fair value of net assets acquired		6,899,547,000
Consideration transferred		6,957,641,000
Goodwill		58,094,000
ILFC [Member] | Amounts Initially Recognized And Reported As Of Closing Date [Member]
Business Acquisition [Line Items]
Cash and cash equivalents and restricted cash		2,958,809,000
Flight equipment held for operating leases, net		23,989,643,000
Prepayments on flight equipment		3,166,788,000
Maintenance rights intangible and lease premium		4,263,076,000
Other intangibles		440,093,000
Accrued maintenance liability		(2,688,438,000)
Debt		(24,339,842,000)
Other assets and liabilities		(775,990,000)
Non-controlling interest		(77,047,000)
Estimate of fair value of net assets acquired		6,937,092,000
Consideration transferred		6,957,641,000
Goodwill		20,549,000
ILFC [Member] | Measurement Period Adjustment [Member]
Business Acquisition [Line Items]
Flight equipment held for operating leases, net		48,780,000
Prepayments on flight equipment		9,534,000
Maintenance rights intangible and lease premium		(181,047,000)
Other intangibles		49,712,000
Accrued maintenance liability		113,320,000
Other assets and liabilities		(77,844,000)
Estimate of fair value of net assets acquired		(37,545,000)
Goodwill		$ 37,545,000